DEBT (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Company's Mortgage Notes
As of September 30, 2021 and December 31, 2020, the Company’s mortgage notes payable consisted of the following:
Collateral	2021 Principal Amount	2020 Principal Amount	Contractual Interest Rate(1)	Effective Interest Rate(1)	Loan Maturity
Accredo property	$ 8,538,000	$ 8,538,000	3.80%	3.80%	8/1/2025
Six Dollar General properties	3,693,074	3,747,520	4.69%	4.69%	4/1/2022
Dana property	—	4,466,865	4.56%	4.56%	4/1/2023
Northrop Grumman property(8)	6,971,012	5,518,589	3.35%	3.35%	5/21/2031
exp US Services property	3,272,333	3,321,931	(4)	4.25%	11/17/2024
Harley Davidson property(2)	6,525,824	—	4.25%	4.25%	9/1/2024
Wyndham property(3)	5,522,100	5,607,000	One-month LIBOR +2.05%	4.34%	6/5/2027
Williams Sonoma property(3)	4,368,000	4,438,200	One-month LIBOR + 2.05%	4.34%	6/5/2022
Omnicare property	4,130,640	4,193,171	4.36%	4.36%	5/1/2026
EMCOR property	2,771,646	2,811,539	4.35%	4.35%	12/1/2024
Husqvarna property	6,379,182	6,379,182	(5)	4.60%	2/20/2028
AvAir property	19,950,000	19,950,000	3.80%	3.80%	8/1/2025
3M property	8,058,500	8,166,000	One-month LIBOR +2.25%	5.09%	3/29/2023
Cummins property	8,222,700	8,332,200	One-month LIBOR + 2.25%	5.16%	4/4/2023
Texas Health property	4,304,825	4,363,203	4.00%	4.00%	12/5/2024
Bon Secours property	5,124,127	5,180,552	5.41%	5.41%	9/15/2026
Costco property	18,850,000	18,850,000	4.85%	4.85%	1/1/2030
Taylor Fresh Foods	12,350,000	12,350,000	3.85%	3.85%	11/1/2029
Levins property(6)	2,671,067	2,032,332	3.75%	3.75%	2/16/2026
Dollar General Bakersfield property(6)	2,244,201	2,268,922	3.65%	3.65%	2/16/2028
Labcorp property(6)	5,342,133	4,020,418	3.75%	3.75%	2/16/2026
GSA (MSHA) property(6)	1,728,428	1,752,092	3.65%	3.65%	2/16/2026
Collateral	2021 Principal Amount	2020 Principal Amount	Contractual Interest Rate(1)	Effective Interest Rate(1)	Loan Maturity
PreK Education property(7)	4,957,705	5,037,846	4.25%	4.25%	12/1/2021
Solar Turbines, Amec Foster, ITW Rippey properties(7)	9,044,276	9,214,700	3.35%	3.35%	11/1/2026
Dollar General Big Spring property(7)	590,962	599,756	4.50%	4.50%	4/1/2022
Gap property(7)	3,512,484	3,569,990	4.15%	4.15%	8/1/2023
L3Harris property(8)	6,260,223	5,185,929	3.35%	3.35%	5/21/2031
Sutter Health property(7)	13,669,395	13,879,655	4.50%	4.50%	3/9/2024
Walgreens property(7)	3,094,060	3,172,846	4.25%	4.25%	7/16/2030
Total mortgage notes payable	182,146,897	176,948,438
Plus unamortized mortgage premium, net(9)	239,979	447,471
Less unamortized deferred financing costs	(1,472,537)	(1,469,991)
Mortgage notes payable, net	$180,914,339	$175,925,918

(1)
Contractual interest rate represents the interest rate in effect under the mortgage note payable as of September 30, 2021. Effective interest rate is calculated as the actual interest rate in effect as of September 30, 2021, consisting of the contractual interest rate and the effect of the interest rate swap, if applicable (see Note 8 for further information regarding the Company’s derivative instruments).

(2)
Reclassified to mortgage note payable at June 30, 2021 from mortgage note payable related to real estate investments held for sale as of December 31, 2020 due to a subsequent decision not to sell the real estate investment property securing the loan which was reclassified back to assets held and used from assets held for sale (see Note 3 for additional information).

(3)
The loans on each of the Williams Sonoma and Wyndham properties (collectively, the “Property”) located in Summerlin, Nevada were originated by Nevada State Bank (“Bank”). The loans are collateralized by a deed of trust and a security agreement with assignment of rents and fixture filing. In addition, the individual loans are subject to a cross collateralization and cross default agreement whereby any default under, or failure to comply with the terms of any one or both of the loans, is an event of default under the terms of both loans. The value of the Property must be in an amount sufficient to maintain a loan to value ratio of no more than 60%. If the loan to value ratio is ever more than 60%, the borrower shall, upon the Bank’s written demand, reduce the principal balance of the loans so that the loan to value ratio is no more than 60%.

(4)	The initial contractual interest rate is 4.25% and starting November 18, 2022, the interest rate becomes the U.S. Treasury Bill index rate plus 3.25%.
(5)	The initial contractual interest rate is 4.60% through February 20, 2023 and then the greater of 4.60% or five-year Treasury Constant Maturity (“TCM”) plus 2.45% through February 20, 2028.
(6)	The mortgage note as of September 30, 2021 was refinanced on March 5, 2021 with a new lender and terms. The mortgage note as of December 31, 2020 was acquired through the Merger on December 31, 2019.
(7)	The loan was acquired through the Merger on December 31, 2019.
(8)
The loans on the Northrop Grumman and L3Harris properties were refinanced during the second quarter of 2021. The initial contractual interest rate is 3.35% through June 1, 2026 and then the Prime Rate in effect as of June 1, 2026 plus 0.25% through May 21, 2031; provided that the second fixed interest rate will not be lower than 3.35% per annum.

(9)	Represents unamortized net mortgage premium acquired through the Merger.

As of December 31, 2020 and 2019, the Company’s mortgage notes payable consisted of the following:
Collateral	2020 Principal Balance	2019 Principal Balance	Contractual Interest Rate(1)	Effective Interest Rate(1)	Loan Maturity
Accredo/Walgreens properties(8)(11)	$ 8,538,000	$6,853,442	3.80%	3.80%	2025-08-01
Six Dollar General properties	3,747,520	3,819,264	4.69%	4.69%	2022-04-01
Dana property	4,466,865	4,551,250	4.56%	4.56%	2023-04-01
Northrop Grumman property	5,518,589	5,666,866	4.40%	4.40%	2022-07-02
exp US Services property	3,321,931	3,385,353	(3)	4.25%	2024-11-17
Harley Davidson property(12)	—	6,748,029	4.25%	4.25%	2024-09-01
Wyndham property(2)	5,607,000	5,716,200	One-month LIBOR + 2.05%	4.34%	2027-06-05
Williams Sonoma property(2)	4,438,200	4,530,600	One-month LIBOR + 2.05%	4.34%	2022-06-05
Omnicare property	4,193,171	4,273,552	4.36%	4.36%	2026-05-01
EMCOR property	2,811,539	2,862,484	4.35%	4.35%	2024-12-01
Husqvarna property	6,379,182	6,379,182	(4)	4.60%	2028-02-20
AvAir property(9)	19,950,000	14,575,000	3.80%	3.80%	2025-08-01
3M property	8,166,000	8,290,000	One-month LIBOR + 2.25%	5.09%	2023-03-29
Cummins property	8,332,200	8,458,600	One-month LIBOR + 2.25%	5.16%	2023-04-04
Former 24 Hour Fitness property(5)(11)	—	6,283,898	One-month LIBOR + 4.30%	4.64%	2049-04-01
Texas Health property	4,363,203	4,400,000	4.00%	4.00%	2024-12-05
Bon Secours property	5,180,552	5,250,000	5.41%	5.41%	2026-09-15
Costco property	18,850,000	18,850,000	4.85%	4.85%	2030-01-01
Taylor Fresh Foods property	12,350,000	12,350,000	3.85%	3.85%	2029-11-01
Levins property(6)(13)	2,032,332	2,079,793	One-month LIBOR + 1.93%	3.74%	2021-01-05
Island Pacific Supermarket property(6)(11)	—	1,891,225	One-month LIBOR + 1.93%	3.74%	2033-05-30
Dollar General Bakersfield property(6)(13)	2,268,922	2,324,338	One-month LIBOR + 1.48%	3.38%	2021-03-05
Rite Aid property(6)(11)	—	3,659,338	One-month LIBOR + 1.50%	3.25%	2021-05-05
PMI Preclinical property(6)(13)	4,020,418	4,118,613	One-month LIBOR + 1.48%	3.38%	2021-03-05
EcoThrift property(6)(12)	—	2,639,237	One-month LIBOR + 1.21%	2.96%	2021-07-05
GSA (MSHA) property(6)(13)	1,752,092	1,796,361	One-month LIBOR + 1.25%	3.13%	2021-08-05
PreK Education property(6)	5,037,846	5,140,343	4.25%	4.25%	2021-12-01
Dinan Cars property(6)(7)(11)	—	2,710,834	2.76%	2.76%	2022-01-05
Solar Turbines, Wood Group, ITW Rippey properties(6)	9,214,700	9,434,692	3.35%	3.35%	2026-11-01
Dollar General Big Spring property(6)	599,756	611,161	4.50%	4.50%	2022-04-01
Gap property(6)	3,569,990	3,643,166	4.15%	4.15%	2023-08-01
L-3 Communications property(6)	5,185,929	5,284,884	4.69%	4.69%	2022-04-01
Sutter Health property(6)	13,879,655	14,161,776	4.50%	4.50%	2024-03-09
Collateral	2020 Principal Balance	2019 Principal Balance	Contractual Interest Rate(1)	Effective Interest Rate(1)	Loan Maturity
Walgreens Santa Maria property(6)(10)	3,172,846	3,000,000	4.25%	4.25%	2030-07-16
Total mortgage notes payable	176,948,438	195,739,481
Plus: unamortized mortgage premium, net(14)	447,471	489,664
Less: unamortized deferred financing costs	(1,469,991)	(2,189,938)
Mortgage notes payable, net	$175,925,918	$194,039,207

(1)
Contractual interest rate represents the interest rate in effect under the mortgage note payable as of December 31, 2020. Effective interest rate is calculated as the actual interest rate in effect as of December 31, 2020, consisting of the contractual interest rate and the effect of the interest rate swap, if applicable (see Note 8 for further information regarding the Company’s derivative instruments).

(2)
The loans on each of the Williams Sonoma and Wyndham properties (collectively, the “Property”) located in Summerlin, Nevada were originated by Nevada State Bank (“Bank”). The notes are collateralized by a deed of trust and a security agreement with assignment of rents and fixture filing. In addition, the individual loans are subject to a cross collateralization and cross default agreement whereby any default under, or failure to comply with the terms of any one or both of the notes is an event of default under the terms of both notes. The value of the Property must be in an amount sufficient to maintain a loan to value ratio of no more than 60%. If the loan to value ratio is ever more than 60%, the borrower shall, upon the Bank’s written demand, reduce the principal balance of the notes so that the loan to value ratio is no more than 60%.

(3)	The initial contractual interest rate is 4.25% and starting November 18, 2022, the interest rate is the U.S. Treasury Bill index rate plus 3.25%.
(4)	The initial contractual interest rate is 4.60% through February 20, 2023 and then the greater of 4.60% or five-year Treasury Constant Maturity (“TCM”) plus 2.45% through February 20, 2028.
(5)
The interest rate adjusts in the 133rd, 253rd and 313th months. As discussed in Note 4, during the three months ended March 31, 2020, the Company recorded an impairment charge of $5,664,517 related to its investment in the 24 Hour Fitness property in Las Vegas, Nevada due to the substantial impact on fitness centers from the COVID-19 pandemic and the requirement of an indefinite and potentially extended period of store closures and the resulting inability of the tenant to make rent payments. On April 1, 2020, the Company’s special purpose subsidiary initiated negotiations with the lender on the 24 Hour Fitness property regarding the special purpose subsidiary's request for a deferral of mortgage payments until the tenant resumes paying rent. The lender on this property did not agree to provide any substantial mortgage relief to the Company's special purpose subsidiary, but rather agreed to temporarily reduce its $32,000 monthly mortgage payment by $8,000 for four monthly payments from May 2020 through August 2020. On June 15, 2020, the Company received written notice that the lease was formally rejected in connection with 24 Hour Fitness' Chapter 11 bankruptcy proceeding and the premises were surrendered to the Company's subsidiary. The 24 Hour Fitness property was sold on December 15, 2020 as described in Note 4.

(6)	The loan was acquired through the Merger on December 31, 2019.
(7)
The Company negotiated a lease termination with Dinan Cars effective January 31, 2020 in exchange for a termination payment from Dinan cars of $783,182 which was used to reduce the principal balance of this mortgage by $650,000 and establish a payment reserve with the remaining $133,182. In connection with the principal prepayment, the Company terminated the related swap agreement on February 4, 2020 at a cost of $47,000. See Note 8 for further discussion of the swap agreement termination and Note 4 for details on the sale of the property on October 28, 2020.

(8)
The mortgage note with principal balance of $6,853,442 as of December 31, 2019 with an interest rate of 3.95% was refinanced on August 10, 2020 with a new loan for $8,538,000 with an interest rate of 3.80%, secured only by the Accredo property and is scheduled to mature on August 1, 2025. In connection with this refinancing, the mortgage note balance for the Walgreens Stockbridge, Georgia property was fully repaid.

(9)
The mortgage note with original principal of $14,575,000 as of December 31, 2019 with an effective interest rate of 4.84% was refinanced on July 29, 2020 with a new loan for $19,950,000 with an interest rate of 3.80%, secured only by the AvAir property and which will mature on August 1, 2020.

(10)
The mortgage note of $3,000,000 as of December 31, 2019 with an interest rate of 7.50% was refinanced on July 22, 2020 for $3,217,500 with an interest rate of 4.25%, and is scheduled to mature on July 16, 2030.

(11)
The Rite Aid property was sold on August 3, 2020, the Walgreens property on August 27, 2020, the Island Pacific property on September 16, 2020, the Dinan Cars property on October 28, 2020 and the property formerly leased to 24 Hour Fitness was sold on December 15, 2020.

(12)	The December 31, 2020 principal amount is included in mortgage notes payable related to investments held for sale, net (see details below).
(13)	The mortgage note was refinanced on March 5, 2021 with a new note bearing an interest rate of 3.65% - 3.75%, with a five to seven year term. See Note 11 for additional information.
(14)	Represents unamortized net mortgage premium acquired through the Merger.

Mortgage Notes Payable
The following summarizes the face value, carrying amount and fair value of the Company’s mortgage notes payable (Level 3 measurement) as of December 31, 2020 and 2019, respectively:
	2020			2019
	Face Value	Carrying Value	Fair Value	Face Value	Carrying Value	Fair Value
Mortgage notes payable	$176,948,438	$175,925,918	$177,573,106	$195,739,481	$194,039,207	$200,535,334

Mortgage Notes Payable Related to Real Estate Investments Held For Sale, Net	The following table summarizes the Company's mortgage notes payable related to real estate investments held for sale as of December 31, 2020:
Collateral	December 31, 2020
Harley Davidson property	$6,623,346
EcoThrift property	2,573,509
Total	9,196,855
Plus unamortized mortgage premium	1,550
Less deferred financing costs	(109,967)
Mortgage notes payable related to real estate investments held for sale, net	$9,088,438

Unsecured Credit Facility, Net
The details of the Company's credit facilities as of September 30, 2021 and December 31, 2020 follow:
	September 30, 2021	December 31, 2020
Credit facility	$—	$6,000,000
Less unamortized deferred financing costs	—	(21,724)
Credit facility, net	$—	$5,978,276

The details of the Company's unsecured credit facility as of December 31, 2020 and 2019 follow:
	December 31,
	2020	2019
Unsecured credit facility	$6,000,000	$7,740,000
Less unamortized deferred financing costs	(21,724)	(90,139)
Unsecured credit facility, net	$5,978,276	$7,649,861

Debt Maturities
The following summarizes the future principal repayments of the Company’s mortgage notes payable and credit facility as of September 30, 2021:
	Mortgage Notes Payable	Credit Facility	Total
October through December 2021	$ 5,578,530	$—	$ 5,578,530
2022	11,173,350	—	11,173,350
2023	22,204,003	—	22,204,003
2024	31,565,888	—	31,565,888
2025	28,970,170	—	28,970,170
2026	26,484,067	—	26,484,067
Thereafter	56,170,889	—	56,170,889
Total principal	182,146,897	—	182,146,897
Plus unamortized mortgage premium, net of unamortized discount	239,979	—	239,979
Less deferred financing costs	(1,472,537)	—	(1,472,537)
Net principal	$180,914,339	$—	$180,914,339

The following summarizes the future principal repayments of the Company’s mortgage notes payable, unsecured credit facility and short-term notes payable as of December 31, 2020:
	Mortgage Notes Payable	Credit Facility	Total
2021	$ 17,091,541	$6,000,000	$ 23,091,541
2022	20,873,759	—	20,873,759
2023	25,642,649	—	25,642,649
2024	24,599,437	—	24,599,437
2025	30,781,473	—	30,781,473
Thereafter	57,959,579	—	57,959,579
Total principal	176,948,438	6,000,000	182,948,438
Plus: unamortized mortgage premium, net of discount	447,471	—	447,471
Less: deferred financing costs, net	(1,469,991)	(21,724)	(1,491,715)
Total	$175,925,918	$5,978,276	$181,904,194

Interest Expenses Reconciliation
The following is a reconciliation of the components of interest expense for the three and nine months ended September 30, 2021 and 2020:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Mortgage notes payable:
Interest expense	$1,812,254	$2,154,363	$5,638,890	$6,454,546
Amortization of deferred financing costs and mortgage premium, net	141,235	435,179	355,661	693,810
Prepayment penalties	—	190,574	23,900	237,574
(Gain) loss on interest rate swaps(1)	(166,539)	(231,207)	(586,782)	1,164,490
Credit facilities:
Interest expense	27,486	128,333	169,571	449,791
Amortization of deferred financing costs	16,605	42,288	60,468	117,624
Other	504	12,998	49,622	78,226
Total interest expense	$1,831,545	$2,732,528	$5,711,330	$9,196,061

(1)
Includes unrealized (gain) loss on interest rate swaps of $(166,338) and $(272,912) for the three months ended September 30, 2021 and 2020, respectively, and $(684,057) and $1,019,840 for the nine months ended September 30, 2021 and 2020, respectively (see Note 8 for more details). Accrued interest payable of $54,980 and $45,636 as of September 30, 2021 and December 31, 2020, respectively, represents the unsettled portion of the interest rate swaps for the period from origination of the interest rate swap through the respective balance sheet dates.

The following is a reconciliation of the components of interest expense for the years ended December 31, 2020 and 2019:
	Years Ended December 31,
	2020	2019
Mortgage notes payable:
Interest expense	$ 8,470,248	$5,698,606
Amortization of deferred financing costs	937,564	601,658
Loss on interest rate swaps(1)	1,172,781	843,174
Unsecured credit facility:
Interest expense	527,047	190,130
Amortization of deferred financing costs	128,171	36,542
Other loan fees	224,936	12,500
Total interest expense	$11,460,747	$7,382,610

(1)
Includes unrealized loss on interest rate swaps of $770,898 and $820,496 for years ended December 31, 2020 and 2019, respectively (see Note 8). Accrued interest payable of $45,636 and $22,282 as of December 31, 2020 and 2019, respectively, represents the unsettled portion of the interest rate swaps for the period from origination of the interest rate swap through the respective balance sheet dates.